Leases - IAS17 Disclosure (Details) £ in Thousands	Jun. 30, 2019 GBP (£)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum finance lease payments payable	£ 21
Minimum lease payments payable under non-cancellable operating lease	58,473
Amounts payable within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum finance lease payments payable	21
Minimum lease payments payable under non-cancellable operating lease	10,907
Amounts payable 1 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum finance lease payments payable	0
Minimum lease payments payable under non-cancellable operating lease	19,868
Amounts payable 3 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum finance lease payments payable	0
Minimum lease payments payable under non-cancellable operating lease	12,406
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum finance lease payments payable	0
Minimum lease payments payable under non-cancellable operating lease	£ 15,292